Adjusting Items Included In Profit From Operations - Fox River - Additional Information (Details) € in Millions, $ in Millions			1 Months Ended		6 Months Ended			12 Months Ended
	Feb. 10, 2017 GBP (£)	Feb. 10, 2017 USD ($)	Jul. 31, 2016 EUR (€)	May 31, 2009 EUR (€)	Jun. 30, 2019 GBP (£)	Jun. 30, 2018 GBP (£)	Jun. 30, 2017 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2011 GBP (£)
NCR And Appvion
Disclosure Of Revenue [Line Items]
Assets recognised					£ 0
Payments received							£ 0
Windward Dividend Claim
Disclosure Of Revenue [Line Items]
Dividend paid to Sequana | €			€ 135	€ 121
Windward Dividend Claim | Windward
Disclosure Of Revenue [Line Items]
Litigation settlement amount	£ 145,000,000	$ 180
Fox River | N C R Appvion And Windward Prospects
Disclosure Of Revenue [Line Items]
Claims in relation to environmental clean up costs									£ 274,000,000
Fox river provision					102,000,000	£ 129,000,000		£ 108,000,000
Fox River | N C R Appvion And Windward Prospects | Funding
Disclosure Of Revenue [Line Items]
Payments for environmental clean up and legal costs					£ 6,000,000	£ 9,000,000		£ 30,000,000